Derivative Liability (Details Textual) - $ / shares	1 Months Ended		8 Months Ended
	Jun. 16, 2015	Jan. 28, 2015	Sep. 30, 2015	Mar. 31, 2014
Stock Issued During Period, Shares, New Issues		202,673	285,051
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.83	$ 1.00
Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues	1,644,500
Warrants To Purchase Shares Of Common Stock	1,233,375
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.83
Purchase Agreement [Member] | Senior Notes [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.66